Total
Health Sciences Portfolio
Health Sciences Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Health Sciences Portfolio	Class I	Class P
Management Fee	0.90%	0.90%
Service Fee	0.20%	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.14%	0.94%

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Health Sciences Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	116	362	628	1,386
Class P	96	300	520	1,155

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 37% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The health sciences sector includes the health sciences industry and groups of health sciences-related industries, which includes health care equipment and supplies, health care providers and services, biotechnology, health care technology, life sciences tools & services and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.
The Fund may invest in small-, mid- and large-capitalization companies. The Fund may invest without limit in foreign denominated securities of companies located in foreign countries, including emerging market countries. The Fund may also invest in foreign currency forwards, which are purchased or sold to hedge against currency fluctuations.
The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns and promising growth and value prospects. The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Benchmark”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a health sector equity market index that the Investment Adviser considers to be more representative of the health sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
BlackRock Investment Management, LLC began managing the Fund on May 1, 2014, and some investment policies changed at that time. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.47%; Q3 2015: (11.77%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Health Sciences Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 2, 2001)	3.42%	10.34%	10.87%	Jan. 02, 2001
Class P	Class P (incepted May 2, 2011)	3.63%	10.57%	11.10%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	26.29%	15.69%	12.03%
Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)	Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)	2.87%	10.79%	10.92%